Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest rate contracts [Member] | Designated as hedging instrument [Member]
Subsequent Event [Abstract]
Derivative, notional amount		$ 263,876	$ 153,993
Depreciation and amortization expense for premises and equipment		1,200	1,400	$ 1,400
Available-for-sale debt securities purchased from securitization of LHFS		1,506	3,096	21,768
Held-to-maturity debt securities purchased from securitization of LHFS		745	20,265	9,912
Transfers from loans to LHFS		6,586	19,297	19,975
Transfers from available-for-sale debt securities to held-to-maturity debt securities		50,132	55,993	31,815
Other comprehensive income (loss), securities, available-for-sale, tax		$ (3,429)	$ (777)	$ 489
Fixed Income Securities [Member] | Interest rate contracts [Member] | Designated as hedging instrument [Member] | Fair value hedging [Member] | Portfolio Layer Method [Member] | Subsequent event [Member]
Subsequent Event [Abstract]
Derivative, notional amount	$ 20,100
Fixed Income Securities [Member] | Subsequent event [Member]
Subsequent Event [Abstract]
Debt securities, available-for-sale, fair value, transfer from, held-to-maturity, amount	23,200
Debt securities, held-to-maturity, amortized cost, after allowance for credit loss, transfer, amount	23,900
Other comprehensive income (loss), securities, available-for-sale, tax	$ 566